                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2005
                                               ------------------------


Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.):   [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Creedon Capital Management, LLC
Address:   123 Second Street, Suite 120
           Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Cooney
Title:   Chief Compliance Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

        /S/ BRIAN COONEY        SAUSALITO, CALIFORNIA            MAY 13, 2005
        ----------------        ---------------------            ------------
        [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                          0
                                                 ------------------

Form 13F Information Table Entry Total:                    47
                                                 -----------------

Form 13F Information Table Value Total:          $       1,196,043
                                                 -----------------
                                                   (thousands)




List of Other Included Managers:

None

------------------------------------------------------------------------------------------------------------------------------------
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SHRS
                                      TITLE OF               VALUE    OR PRN   SH/  PUT/  INVESTMENT   OTHER
            NAME OF ISSUER              CLASS       CUSIP   (X1000)   AMOUNT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
1.  Agilent Technologies Inc.        Convertible
                                        Bonds     00846UAB7  44,381  45000000  PRN           Sole          0    45000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
2.  Agnico Eagle Mines 4.5% 2012 R   Convertible
                                        Bonds     008474AB4  16,950  15000000  PRN           Sole          0    15000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
3.  Allergan 0% 2022 Reg             Convertible
                                        Bonds      01849AE2  22,790  26500000  PRN           Sole          0    26500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
4.  Anixter Intl Inc 0% 2020         Convertible
                                        Bonds     035290AC9  15,975  45000000  PRN           Sole          0    45000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
5.  Apria Healthcare 3.375 2033 R    Convertible
                                        Bonds     037933AB4  11,332  10302000  PRN           Sole          0    10302000   0     0
------------------------------------------------------------------------------------------------------------------------------------
6.  Axcan Pharma 4.25% 2008 Reg      Convertible
                                        Bonds     054923AB3  19,313  15000000  PRN           Sole          0    15000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
7.  BJ Services .3954% 2022 REG      Convertible
                                        Bonds     055482AF0  45,920  56000000  PRN           Sole          0    56000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
8.  Centurytel 4.75% 2032            Convertible
                                        Bonds     156700AH9  25,848  24500000  PRN           Sole          0    24500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
9.  Charming Shoppes 4.75% 2012      Convertible
                                        Bonds     161133AC7  15,900  15000000  PRN           Sole          0    15000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
10. Ommunity Health Sys Inc Newco    Corporate
                                        Bonds     203668AA6   4,928   4500000  PRN           Sole          0     4500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
11. Cypress Semiconductor 1.25% 20   Convertible
                                        Bonds     232806AH2  22,470  21000000  PRN           Sole          0    21000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
12. Devon Energy 0% 2020 reg         Convertible
                                        Bonds     25179MAD5  42,796  73000000  PRN           Sole          0    73000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
13. Dynegy 4.75% 2023 Reg            Convertible
                                        Bonds     26816QAB7  11,875   9875000  PRN           Sole          0     9875000   0     0
------------------------------------------------------------------------------------------------------------------------------------
14. E M C Corp 4.5% 2007 Reg         Convertible
                                        Bonds     268648AG7 22,9957  22500000  PRN           Sole          0    22500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
15. Exide Technologies Warrants
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SHRS
                                      TITLE OF               VALUE    OR PRN   SH/  PUT/  INVESTMENT   OTHER
            NAME OF ISSUER              CLASS       CUSIP   (X1000)   AMOUNT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                                       Rights     302051123     324    181245   SH           Sole          0      181245   0     0
------------------------------------------------------------------------------------------------------------------------------------
16. Fairfax Financial 5% 2023 Reg    Convertible                                                                                 0
                                        Bonds     303901AL6   7,538   7500000  PRN           Sole          0     7500000   0
------------------------------------------------------------------------------------------------------------------------------------
17. Ford 6.5% 2032 Preferred         Convertible
                                        Bonds     345395206  73,319   1625000   SH           Sole          0     1625000   0     0
------------------------------------------------------------------------------------------------------------------------------------
18. Gencorp4% 2024 Reg               Convertible
                                        Bonds     368682AJ9   3,478   2500000  PRN           Sole          0     2500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
19. General Motors 6.25% PFD         Convertible
                                      Preferred   370442717  12,018    575000  PRN           Sole          0      575000   0     0
------------------------------------------------------------------------------------------------------------------------------------
20. General Mtrs Corp Deb Sr Conv    Convertible
                                      Preferred   370442733  29,324   1555000  PRN           Sole          0     1555000   0     0
------------------------------------------------------------------------------------------------------------------------------------
21. Grey Wolf 3.75% 2023 Reg         Convertible
                                        Bonds     397888AD0  16,031  13500000  PRN           Sole          0    13500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
22. Inco 3.5% 2052 Registered        Convertible
                                        Bonds     453258AR6  38,924  24500000  PRN           Sole          0    24500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
23. Interpublic Group 4.5% 2023 Reg  Convertible
                                        Bonds     460690AT7  27,731  22500000  PRN           Sole          0    22500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
24. Intl Game Tech 0% 2033           Convertible
                                        Bonds     459902AL6  40,723  63505000  PRN           Sole          0    63505000   0     0
------------------------------------------------------------------------------------------------------------------------------------
25. JDS Uniphase 0% 2010 Reg         Convertible
                                        Bonds     46612JAB7   2,783   3500000  PRN           Sole          0     3500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
26. Lear Corp 0% 2022                Convertible
                                        Bonds     521865AG0   7,756  17000000  PRN           Sole          0    17000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
27. Liberty Media Corp               Convertible
                                        Bonds     530715AN1  12,750  16505000   SH           Sole          0    16505000   0     0
------------------------------------------------------------------------------------------------------------------------------------
28. Ligand Pharmaceuticals 6% 2007   Convertible
                                        Bonds      5322KAB4  16,575  15000000  PRN           Sole          0    15000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
29. Lucent Technologies 8% 2031      Convertible
                                        Bonds     549463AK3  88,411  86150000  PRN           Sole          0    86150000   0     0
------------------------------------------------------------------------------------------------------------------------------------
30. Maxtor 6.8% 2010 Reg             Convertible
                                        Bonds     577729AC0   2,438   2500000  PRN           Sole          0     2500000   0     0
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
               COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SHRS
                                      TITLE OF               VALUE    OR PRN   SH/  PUT/  INVESTMENT   OTHER
            NAME OF ISSUER              CLASS       CUSIP   (X1000)   AMOUNT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
31. Micron Tech 2.5% 2010 Reg        Convertible
                                        Bonds     595112AG8  10,209   9900000  PRN           Sole          0     9900000   0     0
------------------------------------------------------------------------------------------------------------------------------------
32. National Australia Bk Cap Uts       Common
                                        Stock     632525309  32,609    889000   SH           Sole          0      889000   0     0
------------------------------------------------------------------------------------------------------------------------------------
33. Ohio Cas Corp                        SH       677240AC7  30,323  29583000   SH           Sole          0    29583000   0     0
------------------------------------------------------------------------------------------------------------------------------------
34. PMI Group 2.5%                   Convertible
                                        Bonds     69344MAE1  49,080  48000000  PRN           Sole          0    48000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
35. Radian Group 2.25% 2022          Convertible
                                        Bonds     750236AF8  31,242  31320000  PRN           Sole          0    31320000   0     0
------------------------------------------------------------------------------------------------------------------------------------
36. Redback Networks Inc New           Common
                                        Stock     757209507  53,736   8985883  PRN           Sole          0     8985883   0     0
------------------------------------------------------------------------------------------------------------------------------------
37. Royal Caribbean Cruises Ltd       Corporate
                                        Bonds     780153AK8   5,275  10000000   SH           Sole          0    10000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
38. Saks Inc 2% 2024 Reg             Convertible
                                        Bonds     79377WAL2   2,123   2000000  PRN           Sole          0     2000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
39. Simon Property 6% Pfd            Convertible
                                        Bonds     828806802  11,200    200000   SH           Sole          0      200000   0     0
------------------------------------------------------------------------------------------------------------------------------------
40. Skyworks Solutions 4.75% 2007    Convertible
                                        Bonds     83088MAB8  20,843  21000000  PRN           Sole          0    21000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
41. Starwood Hotels 3.5% 2023 Reg    Convertible
                                        Bonds     85590AAJ3  52,913  42500000  PRN           Sole          0    42500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
42. TJX Companies 0% 2021 Reg        Convertible
                                        Bonds     872540AL3  33,650  40000000  PRN           Sole          0    40000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
43. Tyco International 3.125% 2023   Convertible
                                        Bonds     902118BG2  43,519  27500000  PRN           Sole          0    27500000   0     0
------------------------------------------------------------------------------------------------------------------------------------
44. Universal Health 0426% 2020      Convertible
                                        Bonds     913903AL4  28,970  47201000  PRN           Sole          0    47201000   0     0
------------------------------------------------------------------------------------------------------------------------------------
45. WCI Communities 4% 2023 Reg      Convertible
                                        Bonds     92923CAK0  15,129  12250000  PRN           Sole          0    12250000   0     0
------------------------------------------------------------------------------------------------------------------------------------
46. Weatherford Intl 0% 2020 Reg     Convertible
                                        Bonds     947074AB6  48,281  75000000  PRN           Sole          0    75000000   0     0
------------------------------------------------------------------------------------------------------------------------------------
47. Webmd 3.25% 2007                 Convertible
                                        Bonds     94769MAC9  23,345  23000000  PRN           Sole          0    23000000   0     0
------------------------------------------------------------------------------------------------------------------------------------